Note 10 - Notes Payable, Related Parties (Details Textual) - Notes Payable Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortization of Debt Discount (Premium)	$ 1,154,050	$ 2,811,138
Interest Expense, Debt	598,340	$ 320,580
Stock Based Warrant Expense [Member]
Interest Expense, Debt	$ 1,009,397